Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.5%
		Basic Materials: 6.2%
900,000	(1),(2)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	$920,250	0.2
750,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	775,312	0.1
1,325,000	(1),(2)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,273,981	0.2
1,000,000	(2)	Compass Minerals International, Inc., 6.750%, 12/01/2027	1,062,875	0.2
1,150,000	(2)	Constellium SE, 5.625%, 06/15/2028	1,210,248	0.2
1,325,000	(2)	Diamond BC BV, 4.625%, 10/01/2029	1,346,551	0.3
1,150,000	(2)	Element Solutions, Inc., 3.875%, 09/01/2028	1,162,937	0.2
900,000	(2)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	952,956	0.2
295,000	(2)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	305,207	0.1
2,245,000		Freeport-McMoRan, Inc., 4.125%, 03/01/2028	2,329,188	0.4
135,000		Freeport-McMoRan, Inc., 4.250%, 03/01/2030	143,100	0.0
575,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	622,437	0.1
1,175,000	(2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,164,719	0.2
1,150,000	(2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,269,387	0.2
1,300,000	(2)	INEOS Quattro Finance 2 Plc, 3.375%, 01/15/2026	1,314,625	0.3
1,350,000	(2),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,378,141	0.3
848,000	(2)	Joseph T Ryerson & Son, Inc., 8.500%, 08/01/2028	941,653	0.2
1,300,000	(2)	Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.250%, 12/15/2025	1,360,125	0.3
1,375,000	(2)	Novelis Corp., 3.875%, 08/15/2031	1,361,663	0.3
635,000	(2)	OCI NV, 4.625%, 10/15/2025	667,893	0.1
553,000	(2)	OCI NV, 5.250%, 11/01/2024	569,507	0.1
850,000		Olin Corp., 5.125%, 09/15/2027	884,000	0.2
1,300,000		Olin Corp., 5.000%, 02/01/2030	1,376,375	0.3
1,500,000	(2)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	1,562,044	0.3
435,000	(2)	SPCM SA, 3.125%, 03/15/2027	436,066	0.1
870,000	(2)	SPCM SA, 3.375%, 03/15/2030	870,413	0.2
1,400,000	(1),(2)	Taseko Mines Ltd., 7.000%, 02/15/2026	1,421,000	0.3
1,275,000	(2)	Tronox, Inc., 4.625%, 03/15/2029	1,270,219	0.2
255,000	(2)	Unifrax Escrow Issuer Corp., 5.250%, 09/30/2028	258,506	0.0
460,000	(2)	Unifrax Escrow Issuer Corp., 7.500%, 09/30/2029	471,969	0.1
1,450,000	(1),(2)	Venator Finance Sarl / Venator Materials LLC, 5.750%, 07/15/2025	1,372,411	0.3
			32,055,758	6.2

		Communications: 15.5%
1,200,000	(2)	Acuris Finance US, Inc. / Acuris Finance SARL, 5.000%, 05/01/2028	1,195,650	0.2
1,400,000	(2)	Altice Financing SA, 5.750%, 08/15/2029	1,358,000	0.3
1,200,000	(2)	Altice France Holding SA, 6.000%, 02/15/2028	1,154,304	0.2
1,700,000	(2)	Altice France SA/France, 5.500%, 10/15/2029	1,684,985	0.3
1,225,000	(2)	Altice France SA/France, 8.125%, 02/01/2027	1,319,631	0.3
1,425,000	(2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	1,455,787	0.3
2,430,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	2,505,937	0.5
2,250,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	2,345,760	0.4
1,075,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,123,536	0.2
1,725,000	(2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	1,710,984	0.3
800,000	(2)	Clear Channel Outdoor Holdings, Inc., 7.500%, 06/01/2029	833,000	0.2
750,000	(1),(2)	Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/2028	790,380	0.1
175,000	(1),(2)	CommScope Technologies LLC, 5.000%, 03/15/2027	166,719	0.0
1,740,000	(2)	CommScope Technologies LLC, 6.000%, 06/15/2025	1,763,925	0.3
675,000	(2)	CommScope, Inc., 4.750%, 09/01/2029	675,000	0.1
1,925,000	(2)	Connect Finco SARL / Connect US Finco LLC, 6.750%, 10/01/2026	2,016,553	0.4

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,450,000	(2)	CSC Holdings LLC, 4.625%, 12/01/2030	$1,376,456	0.3
675,000		CSC Holdings LLC, 5.250%, 06/01/2024	723,924	0.1
925,000	(2)	CSC Holdings LLC, 5.750%, 01/15/2030	941,793	0.2
650,000	(2)	CSC Holdings LLC, 7.500%, 04/01/2028	703,318	0.1
1,075,000	(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	710,844	0.1
625,000	(1),(2)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	274,487	0.0
1,775,000	(2)	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 08/15/2027	1,854,875	0.4
1,000,000		DISH DBS Corp., 5.125%, 06/01/2029	981,145	0.2
1,010,000	(1)	DISH DBS Corp., 7.375%, 07/01/2028	1,072,458	0.2
1,450,000		Embarq Corp., 7.995%, 06/01/2036	1,557,307	0.3
325,000	(2)	Frontier Communications Holdings LLC, 5.000%, 05/01/2028	341,656	0.1
1,350,000	(2)	Frontier Communications Holdings LLC, 6.750%, 05/01/2029	1,424,581	0.3
1,225,000	(2)	GCI LLC, 4.750%, 10/15/2028	1,287,569	0.2
1,275,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	1,451,304	0.3
500,000	(2)	iHeartCommunications, Inc., 5.250%, 08/15/2027	520,155	0.1
1,875,000		iHeartCommunications, Inc., 8.375%, 05/01/2027	2,006,250	0.4
1,200,000	(2)	ION Trading Technologies Sarl, 5.750%, 05/15/2028	1,225,124	0.2
700,000	(2)	LCPR Senior Secured Financing DAC, 5.125%, 07/15/2029	721,840	0.1
1,600,000	(2)	LCPR Senior Secured Financing DAC, 6.750%, 10/15/2027	1,698,000	0.3
255,000	(2)	LogMeIn, Inc., 5.500%, 09/01/2027	259,781	0.0
1,415,000	(2)	Mav Acquisition Corp., 8.000%, 08/01/2029	1,353,936	0.3
1,425,000	(1)	Meredith Corp., 6.875%, 02/01/2026	1,473,094	0.3
1,275,000	(2)	Midas OpCo Holdings LLC, 5.625%, 08/15/2029	1,320,900	0.3
1,125,000	(2)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	1,173,330	0.2
375,000	(2)	Netflix, Inc., 4.875%, 06/15/2030	442,031	0.1
1,550,000		Netflix, Inc., 5.875%, 11/15/2028	1,901,307	0.4
1,100,000		Northwestern Bell Telephone, 7.750%, 05/01/2030	1,394,274	0.3
1,875,000	(2)	Radiate Holdco LLC / Radiate Finance, Inc., 6.500%, 09/15/2028	1,914,525	0.4
225,000	(1),(2)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	226,066	0.0
300,000	(2)	Scripps Escrow II, Inc., 5.375%, 01/15/2031	295,387	0.1
1,425,000	(2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	1,464,451	0.3
1,500,000	(2)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	1,468,125	0.3
1,285,000	(2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	1,344,431	0.3
1,300,000	(2)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	1,359,930	0.3
3,100,000		Sprint Corp., 7.125%, 06/15/2024	3,532,295	0.7
925,000		Sprint Corp., 7.625%, 03/01/2026	1,122,002	0.2
220,000		TEGNA, Inc., 4.625%, 03/15/2028	225,192	0.0
500,000	(2)	TEGNA, Inc., 4.750%, 03/15/2026	522,187	0.1
1,325,000		TEGNA, Inc., 5.000%, 09/15/2029	1,366,473	0.3
825,000		Telecom Italia Capital SA, 6.000%, 09/30/2034	927,094	0.2
1,050,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	1,223,198	0.2
475,000	(2)	Univision Communications, Inc., 4.500%, 05/01/2029	483,313	0.1
2,175,000	(2)	Univision Communications, Inc., 6.625%, 06/01/2027	2,365,313	0.5
1,300,000	(2)	Urban One, Inc., 7.375%, 02/01/2028	1,395,563	0.3
875,000	(4)	ViacomCBS, Inc., 6.250%, 02/28/2057	1,003,249	0.2
1,250,000	(2)	ViaSat, Inc., 5.625%, 09/15/2025	1,268,353	0.2
250,000	(2)	ViaSat, Inc., 5.625%, 04/15/2027	260,938	0.0
625,000	(2)	ViaSat, Inc., 6.500%, 07/15/2028	659,044	0.1
1,090,000	(2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	1,093,761	0.2
2,100,000	(1),(2)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	2,171,862	0.4
1,000,000	(2)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,022,930	0.2
			81,007,572	15.5

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: 20.9%
1,175,000	(2)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	$1,164,719	0.2
1,350,000	(2)	Academy Ltd., 6.000%, 11/15/2027	1,459,687	0.3
1,475,000	(2)	Adams Homes, Inc., 7.500%, 02/15/2025	1,542,371	0.3
1,775,000	(1),(2)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,819,410	0.3
400,000	(2)	Adient US LLC, 9.000%, 04/15/2025	432,500	0.1
1,825,000	(2)	Affinity Gaming, 6.875%, 12/15/2027	1,921,898	0.4
1,475,000	(2)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,606,717	0.3
488,058		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	476,399	0.1
975,000	(1),(2)	American Airlines Group, Inc., 3.750%, 03/01/2025	879,791	0.2
1,825,000	(2)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	1,968,719	0.4
775,000	(1)	American Axle & Manufacturing, Inc., 6.875%, 07/01/2028	827,312	0.2
760,000		Asbury Automotive Group, Inc., 4.500%, 03/01/2028	780,900	0.1
640,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	668,800	0.1
300,000	(2),(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	298,222	0.1
1,000,000	(2)	Boyd Gaming Corp., 4.750%, 06/15/2031	1,032,500	0.2
950,000	(2)	Boyd Gaming Corp., 8.625%, 06/01/2025	1,030,750	0.2
865,000	(2)	Boyne USA, Inc., 4.750%, 05/15/2029	894,194	0.2
365,000	(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	370,019	0.1
1,300,000	(2)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	1,370,210	0.3
1,825,000	(2)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	1,852,101	0.4
1,250,000	(2)	Carnival Corp., 7.625%, 03/01/2026	1,335,937	0.3
700,000	(2)	Carnival Corp., 9.875%, 08/01/2027	808,753	0.2
1,400,000	(2)	CCM Merger, Inc., 6.375%, 05/01/2026	1,475,250	0.3
1,025,000	(2)	Century Communities, Inc., 3.875%, 08/15/2029	1,036,531	0.2
1,225,000	(2)	Cinemark USA, Inc., 8.750%, 05/01/2025	1,315,803	0.3
700,000	(2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	780,933	0.1
285,000		Delta Air Lines, Inc., 7.375%, 01/15/2026	335,909	0.1
545,000	(2)	Foot Locker, Inc., 4.000%, 10/01/2029	547,044	0.1
1,250,000		Ford Motor Co., 9.000%, 04/22/2025	1,504,725	0.3
2,100,000		Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	2,106,825	0.4
1,100,000		Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	1,108,250	0.2
1,100,000		Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	1,167,925	0.2
1,775,000		Ford Motor Credit Co. LLC, 4.542%, 08/01/2026	1,916,254	0.4
1,150,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	1,286,562	0.2
2,100,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	2,259,789	0.4
1,300,000	(2)	Gap, Inc./The, 3.875%, 10/01/2031	1,301,625	0.2
990,000	(2)	Golden Entertainment, Inc., 7.625%, 04/15/2026	1,045,960	0.2
1,025,000	(2)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,077,372	0.2
1,400,000	(2)	Interface, Inc., 5.500%, 12/01/2028	1,474,774	0.3
775,000	(2)	IRB Holding Corp., 6.750%, 02/15/2026	797,281	0.2
1,925,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	2,389,406	0.5
187,000	(2)	Bath & Body Works, Inc., 9.375%, 07/01/2025	237,488	0.0
1,300,000	(2)	LBM Acquisition LLC, 6.250%, 01/15/2029	1,301,189	0.2
1,525,000	(2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,566,663	0.3
125,000		LCM Investments Holdings LLC, 4.875%, 05/01/2029	127,500	0.0
1,250,000	(2)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	1,293,775	0.2
400,000	(2)	M/I Homes, Inc., 3.950%, 02/15/2030	401,654	0.1
1,150,000		M/I Homes, Inc., 4.950%, 02/01/2028	1,204,625	0.2
575,000		Macy's Retail Holdings LLC, 4.500%, 12/15/2034	566,266	0.1
825,000		Mattel, Inc., 5.450%, 11/01/2041	979,081	0.2
975,000		Meritage Homes Corp., 5.125%, 06/06/2027	1,087,125	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
1,700,000	(2)	Meritor, Inc., 4.500%, 12/15/2028	$1,706,409	0.3
300,000		MGM Resorts International, 5.500%, 04/15/2027	325,875	0.1
425,000		MGM Resorts International, 6.000%, 03/15/2023	449,943	0.1
1,300,000	(2)	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 05/01/2029	1,326,000	0.3
100,000	(2)	Murphy Oil USA, Inc., 3.750%, 02/15/2031	100,750	0.0
925,000		Murphy Oil USA, Inc., 4.750%, 09/15/2029	980,500	0.2
250,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	261,672	0.0
1,000,000	(1),(2)	Penn National Gaming, Inc., 4.125%, 07/01/2029	989,650	0.2
900,000	(2)	Penn National Gaming, Inc., 5.625%, 01/15/2027	928,125	0.2
2,000,000	(2)	PetSmart, Inc. / PetSmart Finance Corp., 7.750%, 02/15/2029	2,185,110	0.4
1,044,000	(2)	Picasso Finance Sub, Inc., 6.125%, 06/15/2025	1,105,220	0.2
1,575,000	(2)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	1,636,165	0.3
670,000	(2)	Royal Caribbean Cruises Ltd., 5.500%, 04/01/2028	686,267	0.1
355,000	(2)	Royal Caribbean Cruises Ltd., 9.125%, 06/15/2023	386,260	0.1
729,000	(2)	Royal Caribbean Cruises Ltd., 11.500%, 06/01/2025	832,700	0.2
875,000	(2)	Scientific Games International, Inc., 7.000%, 05/15/2028	945,000	0.2
625,000	(2)	Scientific Games International, Inc., 8.250%, 03/15/2026	664,062	0.1
600,000	(2)	Scientific Games International, Inc., 8.625%, 07/01/2025	650,511	0.1
1,100,000	(2)	Scotts Miracle-Gro Co/The, 4.375%, 02/01/2032	1,110,313	0.2
1,300,000	(2)	Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	1,338,552	0.3
1,125,000	(2)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	1,157,361	0.2
1,550,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	1,613,387	0.3
1,875,000	(2)	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 09/30/2026	1,971,094	0.4
1,140,000	(2)	Speedway Motorsports LLC / Speedway Funding II, Inc., 4.875%, 11/01/2027	1,164,767	0.2
1,300,000	(2)	SRS Distribution, Inc., 6.125%, 07/01/2029	1,340,638	0.3
2,175,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	2,120,625	0.4
425,000	(2)	Station Casinos LLC, 4.500%, 02/15/2028	432,268	0.1
673,000	(2)	Station Casinos LLC, 5.000%, 10/01/2025	683,711	0.1
1,375,000	(2)	STL Holding Co. LLC, 7.500%, 02/15/2026	1,443,750	0.3
1,090,000	(2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	1,092,725	0.2
500,000	(2)	Tenneco, Inc., 7.875%, 01/15/2029	558,750	0.1
1,100,000		Tri Pointe Homes, Inc., 5.700%, 06/15/2028	1,197,625	0.2
450,000	(2)	United Airlines, Inc., 4.375%, 04/15/2026	462,375	0.1
1,000,000	(2)	United Airlines, Inc., 4.625%, 04/15/2029	1,034,700	0.2
950,000	(1)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	974,938	0.2
1,475,000	(2)	Univar Solutions USA, Inc./Washington, 5.125%, 12/01/2027	1,550,520	0.3
1,642,111		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	1,730,126	0.3
1,425,000	(2)	Victoria's Secret & Co., 4.625%, 07/15/2029	1,454,177	0.3
1,850,000	(2)	Viking Cruises Ltd., 5.875%, 09/15/2027	1,793,261	0.3
830,000	(2)	Viking Cruises Ltd., 13.000%, 05/15/2025	956,575	0.2
1,300,000	(1),(2)	Wheel Pros, Inc., 6.500%, 05/15/2029	1,259,382	0.2
1,200,000	(2)	White Cap Buyer LLC, 6.875%, 10/15/2028	1,267,596	0.2
600,000	(2),(3)	White Cap Parent LLC, 8.250% (PIK Rate 9.000%, Cash Rate 8.250%), 03/15/2026	620,550	0.1
1,150,000	(2)	William Carter Co/The, 5.625%, 03/15/2027	1,193,585	0.2
675,000	(2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	704,035	0.1
1,350,000	(2)	Wolverine World Wide, Inc., 4.000%, 08/15/2029	1,365,188	0.3
1,000,000	(2)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	1,045,180	0.2
			109,033,466	20.9

		Consumer, Non-cyclical: 16.3%
1,600,000	(2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,683,944	0.3
1,000,000	(2)	ACCO Brands Corp., 4.250%, 03/15/2029	1,005,350	0.2
1,745,000	(2)	ADT Security Corp./The, 4.125%, 08/01/2029	1,736,520	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,125,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	$1,124,128	0.2
525,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.875%, 02/15/2030	566,344	0.1
1,250,000	(2)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,332,812	0.3
600,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.000%, 06/01/2029	592,872	0.1
575,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	608,655	0.1
1,525,000	(2)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	1,661,068	0.3
1,600,000	(2)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	1,646,000	0.3
300,000	(2)	AMN Healthcare, Inc., 4.000%, 04/15/2029	309,552	0.1
1,485,000	(2)	AMN Healthcare, Inc., 4.625%, 10/01/2027	1,542,544	0.3
2,500,000	(2)	Bausch Health Americas, Inc., 8.500%, 01/31/2027	2,666,125	0.5
425,000	(2)	Bausch Health Cos, Inc., 4.875%, 06/01/2028	440,937	0.1
2,330,000	(2)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	2,176,267	0.4
950,000	(2)	Bausch Health Cos, Inc., 7.000%, 01/15/2028	974,776	0.2
750,000	(2)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	780,000	0.1
700,000		Centene Corp., 2.500%, 03/01/2031	691,250	0.1
655,000		Centene Corp., 2.625%, 08/01/2031	651,391	0.1
1,925,000		Centene Corp., 4.625%, 12/15/2029	2,100,271	0.4
1,400,000	(2)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,452,248	0.3
505,000	(2)	Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/2028	522,044	0.1
1,275,000	(2)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	1,328,231	0.3
525,000	(2)	CHS/Community Health Systems, Inc., 4.750%, 02/15/2031	528,937	0.1
575,000	(2)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	602,818	0.1
1,585,000	(2)	CHS/Community Health Systems, Inc., 6.625%, 02/15/2025	1,660,287	0.3
1,875,000	(2)	CHS/Community Health Systems, Inc., 6.875%, 04/15/2029	1,882,003	0.4
1,735,000	(2)	CoreLogic, Inc., 4.500%, 05/01/2028	1,726,325	0.3
1,325,000	(2)	CPI Acquisition, Inc., 8.625%, 03/15/2026	1,439,281	0.3
275,000	(2)	DaVita, Inc., 3.750%, 02/15/2031	268,125	0.1
650,000	(2)	DaVita, Inc., 4.625%, 06/01/2030	669,410	0.1
335,000		Encompass Health Corp., 4.625%, 04/01/2031	352,520	0.1
497,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.000%, 06/30/2028	356,240	0.1
331,000	(1),(2)	Endo Dac / Endo Finance LLC / Endo Finco, Inc., 9.500%, 07/31/2027	332,195	0.1
1,175,000	(2)	Graham Holdings Co., 5.750%, 06/01/2026	1,230,201	0.2
2,800,000		HCA, Inc., 5.375%, 02/01/2025	3,132,500	0.6
625,000		HCA, Inc., 5.625%, 09/01/2028	744,344	0.1
1,160,000	(2)	Jaguar Holding Co. II / PPD Development L.P., 5.000%, 06/15/2028	1,250,097	0.2
900,000	(2)	Jazz Securities DAC, 4.375%, 01/15/2029	933,795	0.2
1,790,000	(2)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	1,942,168	0.4
910,000	(2)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 3.750%, 12/01/2031	948,020	0.2
1,025,000	(2)	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, 01/15/2030	1,141,307	0.2
1,148,000	(2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	1,246,154	0.2
625,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	712,411	0.1
1,960,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	2,412,679	0.5
675,000		Kraft Heinz Foods Co., 5.500%, 06/01/2050	892,217	0.2
1,095,000	(2)	Legacy LifePoint Health LLC, 4.375%, 02/15/2027	1,093,631	0.2
425,000	(2)	LifePoint Health, Inc., 5.375%, 01/15/2029	414,071	0.1
1,200,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	1,132,188	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,325,000	(2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	$1,375,946	0.3
850,000		New Albertsons L.P., 7.450%, 08/01/2029	991,920	0.2
225,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 4.750%, 07/15/2031	219,161	0.0
1,150,000	(2)	Nielsen Finance LLC / Nielsen Finance Co., 5.875%, 10/01/2030	1,212,238	0.2
1,300,000	(2)	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,367,080	0.3
1,021,000	(2)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	1,041,491	0.2
325,000	(2)	Pilgrim's Pride Corp., 3.500%, 03/01/2032	330,891	0.1
650,000	(2)	Pilgrim's Pride Corp., 4.250%, 04/15/2031	699,237	0.1
1,325,000	(2)	Pilgrim's Pride Corp., 5.875%, 09/30/2027	1,410,462	0.3
625,000	(2)	Post Holdings, Inc., 4.625%, 04/15/2030	630,613	0.1
1,700,000	(2)	Post Holdings, Inc., 5.625%, 01/15/2028	1,788,145	0.3
1,300,000	(2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,298,187	0.2
1,825,000	(2)	Select Medical Corp., 6.250%, 08/15/2026	1,921,451	0.4
1,300,000	(2)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	1,311,434	0.3
500,000	(2)	Spectrum Brands, Inc., 3.875%, 03/15/2031	505,827	0.1
700,000	(2)	Spectrum Brands, Inc., 5.500%, 07/15/2030	776,125	0.1
300,000	(2)	Square, Inc., 2.750%, 06/01/2026	304,485	0.1
800,000	(2)	Square, Inc., 3.500%, 06/01/2031	821,584	0.2
775,000	(2)	Tenet Healthcare Corp., 4.250%, 06/01/2029	787,594	0.1
1,450,000	(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	1,525,052	0.3
1,975,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	2,131,519	0.4
1,695,000	(2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	1,724,663	0.3
1,450,000	(2)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,571,438	0.3
435,000		United Rentals North America, Inc., 3.750%, 01/15/2032	440,438	0.1
925,000		United Rentals North America, Inc., 4.875%, 01/15/2028	979,131	0.2
325,000		United Rentals North America, Inc., 5.250%, 01/15/2030	356,281	0.1
1,100,000	(2)	Vizient, Inc., 6.250%, 05/15/2027	1,152,355	0.2
			85,312,001	16.3

		Energy: 15.4%
1,900,000	(2)	Aethon United BR L.P. / Aethon United Finance Corp., 8.250%, 02/15/2026	2,054,375	0.4
825,000	(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	850,781	0.2
1,150,000	(2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,189,445	0.2
1,250,000	(2)	Antero Resources Corp., 5.375%, 03/01/2030	1,318,000	0.3
300,000	(2)	Antero Resources Corp., 7.625%, 02/01/2029	335,775	0.1
1,500,000		Apache Corp., 4.375%, 10/15/2028	1,623,750	0.3
675,000		Apache Corp., 5.100%, 09/01/2040	756,830	0.1
795,000	(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	823,294	0.2
400,000	(2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	421,164	0.1
1,000,000	(2)	Atlantica Sustainable Infrastructure PLC, 4.125%, 06/15/2028	1,034,750	0.2
1,200,000	(2)	Baytex Energy Corp., 5.625%, 06/01/2024	1,208,610	0.2
1,325,000	(2)	Baytex Energy Corp., 8.750%, 04/01/2027	1,370,196	0.3
1,300,000	(2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.625%, 07/15/2026	1,362,842	0.3
600,000	(2)	Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/2025	649,500	0.1
610,000	(2)	CNX Midstream Partners L.P., 4.750%, 04/15/2030	620,202	0.1
350,000	(2)	CNX Resources Corp., 6.000%, 01/15/2029	370,562	0.1
1,550,000	(2)	CNX Resources Corp., 7.250%, 03/14/2027	1,652,222	0.3
575,000		Continental Resources, Inc., 4.900%, 06/01/2044	644,719	0.1
375,000	(2)	Continental Resources, Inc./OK, 5.750%, 01/15/2031	453,750	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
1,525,000	(2)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.000%, 02/01/2029	$1,597,778	0.3
725,000		DCP Midstream Operating L.P., 5.125%, 05/15/2029	817,211	0.2
595,000		DCP Midstream Operating L.P., 5.375%, 07/15/2025	658,219	0.1
125,000		DCP Midstream Operating L.P., 5.600%, 04/01/2044	146,224	0.0
1,175,000		DCP Midstream Operating L.P., 5.625%, 07/15/2027	1,338,031	0.3
1,080,000		Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 6.750%, 05/15/2025	1,109,295	0.2
600,000	(2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	640,116	0.1
625,000	(2)	DT Midstream, Inc., 4.125%, 06/15/2029	634,569	0.1
925,000	(2)	DT Midstream, Inc., 4.375%, 06/15/2031	953,906	0.2
1,275,000	(2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,305,313	0.2
2,200,000		EnLink Midstream LLC, 5.375%, 06/01/2029	2,330,295	0.4
1,535,000	(2)	Enviva Partners L.P. / Enviva Partners Finance Corp., 6.500%, 01/15/2026	1,589,684	0.3
555,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	610,428	0.1
725,000	(2)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	795,651	0.2
150,000	(2)	EQT Corp., 3.125%, 05/15/2026	153,955	0.0
150,000	(2)	EQT Corp., 3.625%, 05/15/2031	156,487	0.0
300,000		EQT Corp., 5.000%, 01/15/2029	338,160	0.1
750,000	(2)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	759,375	0.1
800,000	(2)	Hess Midstream Operations L.P., 5.125%, 06/15/2028	836,640	0.2
500,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	514,375	0.1
900,000	(2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	926,370	0.2
1,575,000	(2)	Independence Energy Finance LLC, 7.250%, 05/01/2026	1,624,234	0.3
925,000	(2)	Laredo Petroleum, Inc., 7.750%, 07/31/2029	928,469	0.2
2,300,000	(2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	2,135,125	0.4
875,000		Murphy Oil Corp., 5.875%, 12/01/2027	911,750	0.2
975,000		Murphy Oil Corp., 6.375%, 07/15/2028	1,032,281	0.2
1,000,000	(2)	Nabors Industries Ltd., 7.500%, 01/15/2028	949,170	0.2
590,000		Nabors Industries, Inc., 5.100%, 09/15/2023	577,701	0.1
1,300,000	(2)	Oasis Petroleum, Inc., 6.375%, 06/01/2026	1,363,863	0.3
2,800,000		Occidental Petroleum Corp., 4.200%, 03/15/2048	2,685,970	0.5
2,100,000		Occidental Petroleum Corp., 5.500%, 12/01/2025	2,328,375	0.4
2,770,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	3,417,488	0.7
1,150,000		Occidental Petroleum Corp., 8.500%, 07/15/2027	1,442,422	0.3
1,800,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	2,036,250	0.4
700,000		Ovintiv, Inc., 6.500%, 02/01/2038	964,840	0.2
1,125,000	(2)	Precision Drilling Corp., 6.875%, 01/15/2029	1,176,750	0.2
1,265,000	(2)	Rockcliff Energy II LLC, 5.500%, 10/15/2029	1,285,556	0.2
1,625,000	(2)	Southwestern Energy Co., 5.375%, 02/01/2029	1,740,473	0.3
325,000		Southwestern Energy Co., 5.375%, 03/15/2030	351,154	0.1
1,391,000	(2)	Strathcona Resources Ltd., 6.875%, 08/01/2026	1,380,326	0.3
1,300,000	(2)	SunCoke Energy, Inc., 4.875%, 06/30/2029	1,296,750	0.2
350,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	355,432	0.1
710,000		Sunoco L.P. / Sunoco Finance Corp., 6.000%, 04/15/2027	740,175	0.1
675,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	692,270	0.1
900,000	(2)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 7.500%, 10/01/2025	975,375	0.2
1,925,000		Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	2,079,000	0.4
1,125,000	(2)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	1,121,124	0.2
1,900,000	(2)	Transocean, Inc., 7.500%, 01/15/2026	1,542,781	0.3

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
675,000	(2)	Venture Global Calcasieu Pass LLC, 3.875%, 08/15/2029	$696,128	0.1
1,070,000	(2)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	1,116,813	0.2
1,300,000	(2)	Vine Energy Holdings LLC, 6.750%, 04/15/2029	1,404,819	0.3
825,000	(2)	Viper Energy Partners L.P., 5.375%, 11/01/2027	861,816	0.2
1,825,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	2,099,790	0.4
			80,267,319	15.4

		Financial: 7.6%
1,025,000		Ally Financial, Inc., 5.750%, 11/20/2025	1,172,594	0.2
1,300,000	(2)	AmWINS Group, Inc., 4.875%, 06/30/2029	1,319,890	0.3
1,300,000	(2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,340,969	0.3
1,050,000	(2)	AssuredPartners, Inc., 5.625%, 01/15/2029	1,058,048	0.2
1,125,000	(2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,122,306	0.2
1,775,000	(2)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	1,928,094	0.4
545,000	(2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	530,694	0.1
775,000	(2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	790,577	0.1
1,075,000	(2)	Freedom Mortgage Corp., 8.250%, 04/15/2025	1,098,139	0.2
395,000	(2)	Iron Mountain, Inc., 5.000%, 07/15/2028	412,202	0.1
540,000	(2)	Iron Mountain, Inc., 5.250%, 07/15/2030	573,739	0.1
510,000	(2)	Iron Mountain, Inc., 5.625%, 07/15/2032	547,613	0.1
1,300,000	(2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,292,460	0.2
600,000	(2)	LPL Holdings, Inc., 4.000%, 03/15/2029	617,040	0.1
300,000	(2)	LPL Holdings, Inc., 4.375%, 05/15/2031	313,619	0.1
1,150,000	(2)	LPL Holdings, Inc., 4.625%, 11/15/2027	1,194,563	0.2
300,000	(2)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 3.875%, 02/15/2029	319,875	0.1
665,000	(2)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	717,369	0.1
775,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	843,781	0.2
300,000	(2)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	297,530	0.1
1,300,000	(2)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,359,696	0.3
325,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	331,906	0.1
1,400,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,477,000	0.3
1,250,000	(2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,254,375	0.2
1,475,000		Navient Corp., 4.875%, 03/15/2028	1,488,835	0.3
900,000		Navient Corp., 5.000%, 03/15/2027	928,125	0.2
500,000		Navient Corp., 7.250%, 09/25/2023	545,885	0.1
275,000		OneMain Finance Corp., 4.000%, 09/15/2030	273,969	0.1
2,100,000		OneMain Finance Corp., 5.375%, 11/15/2029	2,278,710	0.4
1,325,000	(2)	PRA Group, Inc., 5.000%, 10/01/2029	1,328,313	0.3
1,575,000	(2)	Rocket Mortgage LLC, 5.250%, 01/15/2028	1,699,031	0.3
1,650,000	(2)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	1,713,740	0.3
1,310,000	(2)	Rocket Mortgage LLC, 2.875%, 10/15/2026	1,281,770	0.2
1,400,000		SBA Communications Corp., 3.875%, 02/15/2027	1,452,500	0.3
825,000		Service Properties Trust, 4.375%, 02/15/2030	785,379	0.1
495,000	(2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	491,906	0.1
1,025,000	(2)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.125%, 12/15/2024	1,048,062	0.2
950,000	(2)	Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 02/15/2029	978,500	0.2
1,125,000	(2)	XHR L.P., 4.875%, 06/01/2029	1,156,883	0.2
			39,365,687	7.6

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: 10.1%
2,150,000	(2),(3)	ARD Finance SA, 6.500% (PIK Rate 7.250%, Cash Rate 6.500%), 06/30/2027	$2,286,740	0.4
1,575,000	(2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,643,906	0.3
450,000	(2)	Builders FirstSource, Inc., 4.250%, 02/01/2032	460,687	0.1
1,000,000	(2)	Builders FirstSource, Inc., 5.000%, 03/01/2030	1,066,880	0.2
1,510,000	(2)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	1,563,227	0.3
1,950,000	(2)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	2,052,414	0.4
885,000	(2)	Clark Equipment Co., 5.875%, 06/01/2025	927,484	0.2
400,000	(2)	Clean Harbors, Inc., 4.875%, 07/15/2027	415,500	0.1
460,000	(2)	Clean Harbors, Inc., 5.125%, 07/15/2029	505,220	0.1
1,225,000		Consolidated Energy Finance S.A., 5.625%, 10/15/2028	1,225,000	0.2
800,000	(2)	CP Atlas Buyer, Inc., 7.000%, 12/01/2028	803,100	0.1
1,425,000	(2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,436,457	0.3
925,000	(1),(2)	GFL Environmental, Inc., 4.000%, 08/01/2028	919,219	0.2
275,000	(2)	GFL Environmental, Inc., 4.375%, 08/15/2029	278,094	0.0
865,000	(2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	885,890	0.2
1,300,000	(2)	GrafTech Finance, Inc., 4.625%, 12/15/2028	1,335,750	0.3
1,575,000	(2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,674,382	0.3
1,275,000	(2)	Granite US Holdings Corp., 11.000%, 10/01/2027	1,397,731	0.3
1,600,000	(2)	Imola Merger Corp., 4.750%, 05/15/2029	1,657,230	0.3
575,000	(2),(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	607,413	0.1
1,475,000	(2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,548,012	0.3
1,450,000	(2)	Koppers, Inc., 6.000%, 02/15/2025	1,484,554	0.3
380,000	(2)	LSB Industries, Inc., 6.250%, 10/15/2028	383,800	0.1
2,210,000		LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	2,210,000	0.4
850,000	(2)	Madison IAQ LLC, 5.875%, 06/30/2029	857,484	0.2
1,185,000		Mozart Debt Merger Sub Inc., 3.875%, 04/01/2029	1,185,000	0.2
1,275,000		Mozart Debt Merger Sub Inc., 5.250%, 10/01/2029	1,275,000	0.2
1,665,000	(2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,813,335	0.3
2,185,000	(2)	PGT Innovations, Inc., 4.375%, 10/01/2029	2,204,130	0.4
1,870,000	(2)	Plastipak Holdings, Inc., 6.250%, 10/15/2025	1,906,231	0.4
870,000	(2)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	892,838	0.2
1,300,000	(2)	Rolls-Royce PLC, 5.750%, 10/15/2027	1,438,125	0.3
1,255,000		Silgan Holdings, Inc., 4.125%, 02/01/2028	1,291,081	0.2
807,000	(2)	SSL Robotics LLC, 9.750%, 12/31/2023	875,595	0.2
1,450,000	(2)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	1,381,778	0.3
1,325,000	(2)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	1,431,000	0.3
950,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	998,688	0.2
925,000	(2)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	971,773	0.2
1,025,000	(2)	TK Elevator Holdco GmbH, 7.625%, 07/15/2028	1,096,750	0.2
900,000		TransDigm, Inc., 4.625%, 01/15/2029	900,000	0.2
1,000,000		TransDigm, Inc., 5.500%, 11/15/2027	1,028,810	0.2
1,200,000		TransDigm, Inc., 6.375%, 06/15/2026	1,239,492	0.2
1,250,000	(2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,301,563	0.2
			52,857,363	10.1

		Technology: 3.2%
1,575,000	(2)	Ascend Learning LLC, 6.875%, 08/01/2025	1,602,562	0.3
1,305,000	(2)	Austin BidCo, Inc., 7.125%, 12/15/2028	1,316,582	0.3
900,000	(2)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	923,733	0.2
300,000	(2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	307,875	0.1
1,300,000	(2)	Castle US Holding Corp., 9.500%, 02/15/2028	1,365,689	0.3
1,090,000	(2)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	1,133,873	0.2

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
1,250,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	$1,285,044	0.2
1,220,000	(2)	NCR Corp., 5.125%, 04/15/2029	1,259,650	0.2
200,000	(2)	Open Text Corp., 3.875%, 02/15/2028	204,250	0.0
1,200,000	(2)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,234,500	0.2
1,300,000	(2)	Playtika Holding Corp., 4.250%, 03/15/2029	1,305,772	0.2
1,400,000	(1),(2)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	1,377,614	0.3
1,645,000	(2)	Rocket Software, Inc., 6.500%, 02/15/2029	1,630,820	0.3
1,400,000	(2)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	1,457,750	0.3
505,000	(2)	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.875%, 02/01/2029	503,124	0.1
			16,908,838	3.2

		Utilities: 1.3%
170,000	(2)	Clearway Energy Operating LLC, 3.750%, 01/15/2032	169,787	0.0
1,300,000	(2)	Clearway Energy Operating LLC, 4.750%, 03/15/2028	1,377,805	0.3
1,350,000	(2)	Drax Finco PLC, 6.625%, 11/01/2025	1,395,562	0.3
1,550,000	(2)	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/2023	1,550,729	0.3
225,000	(2)	NRG Energy, Inc., 3.375%, 02/15/2029	222,341	0.0
782,000		NRG Energy, Inc., 6.625%, 01/15/2027	811,090	0.1
450,000	(2)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	462,915	0.1
900,000	(2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	932,679	0.2
			6,922,908	1.3

	Total Corporate Bonds/Notes
	(Cost $480,142,254)		503,730,912	96.5

BANK LOANS: 0.7%
		Consumer, Cyclical: 0.5%
1,400,000		AP Core Holdings II LLC TL B2 1L, 6.250%, 07/31/2027	1,405,686	0.2
1,480,068		Golden Nugget LLC TL B 1L, 3.250%, (US0001M + 2.500%), 10/04/2023	1,474,518	0.3
			2,880,204	0.5

		Health Care: 0.1%
602,674		Bausch Health Companies, Inc. 2018 Term Loan B, 3.084%, (US0001M + 3.000%), 06/02/2025	602,599	0.1

		Technology: 0.1%
430,000		BMC Software TL 2L, 5.583%, 03/30/2026	427,850	0.1

	Total Bank Loans
	(Cost $3,805,731)		3,910,653	0.7

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
400,000		DISH Network Corp., 3.375%, 08/15/2026	416,800	0.1

		Financial: 0.0%
499,200	(2),(5)	Lehman Brothers Holdings, Inc., 8.160%, 05/30/2009	549	0.0

	Total Convertible Bonds/Notes
	(Cost $847,816)		417,349	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: 0.4%
		Consumer Discretionary: –%
1,476	(2),(6),(7)	Perseus Holding Corp.	–	–

		Consumer Staples: 0.4%
107,541	(6),(7)	Southeastern Grocers, Inc.	2,231,475	0.4

		Energy: 0.0%
2	(7)	Amplify Energy Corp.	11	0.0
424,441	(6),(7)	Ascent Resources - Utica LLC	5,093	0.0
			5,104	0.0

		Health Care: 0.0%
26	(7)	Option Care Health, Inc.	631	0.0

		Information Technology: 0.0%
1	(7)	Avaya Holdings Corp.	20	0.0

	Total Common Stock
	(Cost $768,535)		2,237,230	0.4

PREFERRED STOCK: –%
		Consumer Discretionary: –%
775	(2),(6),(7)	Perseus Holding Corp.	–	–

	Total Preferred Stock
	(Cost $–)		–	–

WARRANTS: –%
		Health Care: –%
126	(6),(7)	Option Care Health, Inc. - Class A	–	–

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
WARRANTS: (continued)
Health Care: (continued)
126	(6),(7)	Option Care Health, Inc. - Class B	$–	–

Total Warrants
	(Cost $–)		–	–

OTHER(8): –%
Energy: –%
2,000	(6),(9)	Green Field Energy Services, Inc. (Escrow)	–	–

Total Other
	(Cost $–)		–	–

Total Long-Term Investments
	(Cost $485,564,336)		510,296,144	97.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.3%
		Commercial Paper: 2.1%
1,750,000		Basf SE, 0.080%, 10/05/2021	1,749,981	0.3
1,500,000		Consolidated Edison Company, 0.120%, 10/19/2021	1,499,903	0.3
537,000		Dominion Resources, Inc., 0.130%, 10/06/2021	536,988	0.1
1,500,000		Dominion Resources, Inc., 0.190%, 12/07/2021	1,499,476	0.3
2,650,000		Duke Energy Corp., 0.110%, 10/05/2021	2,649,960	0.5
1,199,000		Entergy Corp., 0.190%, 11/23/2021	1,198,658	0.2
750,000		Virginia Electric and Power Co., 0.130%, 10/18/2021	749,950	0.1
1,400,000		Virginia Electric and Power Co., 0.140%, 10/26/2021	1,399,861	0.3

	Total Commercial Paper
	(Cost $11,284,990)		11,284,777	2.1

		U.S. Treasury Bills: 0.8%
4,000,000	(10)	United States Cash Management Bill, 0.040%, 01/25/2022
		(Cost $3,999,536)	3,999,485	0.8

		Repurchase Agreements: 4.2%
5,286,061	(11)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,286,068, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $5,391,782, due 09/01/31-07/01/60)	5,286,061	1.0
5,286,100	(11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,286,107, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $5,391,822, due 11/01/21-07/20/71)	5,286,100	1.0
2,189,853	(11)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $2,189,858, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,233,666, due 10/12/21-08/15/51)	2,189,853	0.5
505,163	(11)	Citigroup, Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $505,164, collateralized by various U.S. Government Securities, 0.125%-3.125%, Market Value plus accrued interest $515,875, due 07/15/29-02/15/51)	505,163	0.1

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
5,286,061	(11)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,286,068, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,391,782, due 10/31/21-05/01/58)	$5,286,061	1.0
3,131,857	(11)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $3,131,866, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,194,587, due 07/15/23-02/15/48)	3,131,857	0.6

	Total Repurchase Agreements
	(Cost $21,685,095)		21,685,095	4.2

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.2%
327,000	(11),(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	327,000	0.1
455,000	(11),(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	455,000	0.1
244,000	(11),(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	244,000	0.0
	Total Mutual Funds
	(Cost $1,026,000)		1,026,000	0.2

	Total Short-Term Investments
	(Cost $37,995,621)		37,995,357	7.3

	Total Investments in Securities (Cost $523,559,957)		$548,291,501	105.0
	Liabilities in Excess of Other Assets		(26,129,518)	(5.0)
	Net Assets		$522,161,983	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of September 30, 2021.
(5)	Defaulted security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2021.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(12)	Rate shown is the 7-day yield as of September 30, 2021.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Consumer Staples	–	–	2,231,475	2,231,475
Energy	11	–	5,093	5,104
Health Care	631	–	–	631
Information Technology	20	–	–	20
Total Common Stock	662	–	2,236,568	2,237,230
Preferred Stock	–	–	–	–
Warrants	–	–	–	–
Corporate Bonds/Notes	–	503,730,912	–	503,730,912
Convertible Bonds/Notes	–	417,349	–	417,349
Other	–	–	–	–
Bank Loans	–	3,910,653	–	3,910,653
Short-Term Investments	1,026,000	36,969,357	–	37,995,357
Total Investments, at fair value	$1,026,662	$545,028,271	$2,236,568	$548,291,501

At September 30, 2021, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc. (Escrow)	8/25/2019	$–	$–
		$–	$–

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $524,146,679.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$26,568,395
Gross Unrealized Depreciation	(2,423,573)
Net Unrealized Appreciation	$24,144,822